As filed with the Securities and Exchange Commission on November 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 48.5%
Business Software & Services: 1.8%
514,224	CA, Inc.	$15,257,026
Commercial Banks & Thrifts: 1.9%
44,774	American National Bankshares, Inc.	1,038,757
30,878	BCSB Bancorp, Inc.*	745,704
65,389	Chicopee Bancorp, Inc.	1,151,500
10,271	Clifton Savings Bancorp, Inc.	127,258
279,112	ESSA Bancorp, Inc.	2,908,347
47,542	First Connecticut Bancorp, Inc.	698,867
53,165	Heritage Financial Group, Inc.	926,134
31,654	Middleburg Financial Corp.	610,289
52,900	OceanFirst Financial Corp.	894,539
85,144	Shore Bancshares, Inc.*	749,267
589,083	Southern National Bancorp of Virginia º	5,649,306
		15,499,968
Computer Communications: 2.8%
654,289	Cisco Systems, Inc.	15,323,448
467,342	Silicon Graphics International Corp.*	7,594,307
		22,917,755
Construction & Engineering: 8.8%
102,400	Dycom Industries, Inc.*	2,866,176
339,375	EMCOR Group, Inc.	13,279,744
530,483	MasTec, Inc.*	16,073,635
626,243	Michael Baker Corp. º	25,344,054
618,439	MYR Group, Inc.*	15,028,067
		72,591,676
Electrical Equipment & Instruments: 1.2%
17,400	Emerson Electric Co.	1,125,780
904,940	GSI Group, Inc.*#	8,633,128
		9,758,908
Financial Services: 0.1%
58,500	DFC Global Corp.*	642,915
Insurance: 3.2%
141,913	Assurant, Inc.	7,677,493
208,584	PartnerRe, Ltd.#	19,093,780
		26,771,273
Internet Software & Services: 3.3%
545,505	j2 Global, Inc.	27,013,408
Machinery: 0.2%
20,000	Pentair, Ltd.#	1,298,800
Management Consulting: 3.3%
727,138	FTI Consulting, Inc.*	27,485,816
Oil & Gas Equipment & Services: 0.4%
487,500	McDermott International, Inc.*#	3,622,125
Oil & Gas Exploration & Production: 8.8%
386,838	Denbury Resources, Inc.*	7,121,688
319,077	Energen Corp.	24,374,292
61,905	EOG Resources, Inc.	10,479,278
375,296	Rosetta Resources, Inc.*	20,438,620
300,375	Suncor Energy, Inc.#	10,747,418
		73,161,296
Oil Refining & Marketing: 0.0%
2,813	Phillips 66	162,648
Semiconductors: 1.5%
1,697,822	ON Semiconductor Corp.*	12,394,101
Telecommunications: 1.6%
249,343	Lumos Networks Corp.	5,403,263
441,058	NTELOS Holdings Corp.	8,291,890
		13,695,153
Telecommunications Equipment: 3.2%
3,318,631	Harmonic, Inc.*	25,520,272
75,515	Sierra Wireless, Inc.*#	1,236,181
		26,756,453
Truck Dealerships: 1.5%
219,105	Rush Enterprises, Inc. - Class A*	5,808,474
295,798	Rush Enterprises, Inc. - Class B*	6,735,320
		12,543,794
Utilities: 1.9%
516,918	PPL Corp.	15,703,969
Waste Management Services: 3.0%
737,658	Republic Services, Inc.	24,608,271
TOTAL COMMON STOCKS
(cost $259,500,449)		401,885,355
PREFERRED STOCKS: 0.1%
Homebuilding: 0.1%
19,001	M/I Homes, Inc. 9.750% Series A	479,775
Real Estate: 0.0%
860	MPG Office Trust, Inc. 7.625% Series A*	22,214
TOTAL PREFERRED STOCKS
(cost $497,441)		501,989

Principal		Value
CONVERTIBLE BONDS: 3.0%
Internet Software & Services: 0.7%
$5,946,000	Digital River, Inc., 2.000%, 11/1/30	5,901,405
Oil & Gas Exploration & Production: 0.5%
3,784,000	Bill Barrett Corp., 5.000%, 3/15/28	3,791,114
Semiconductors: 1.7%
14,075,000	Rambus, Inc., 5.000%, 6/15/14	14,523,641
Telecommunications: 0.1%
657,000	Cogent Communications Group, Inc., 1.000%, 6/15/27	657,821
TOTAL CONVERTIBLE BONDS
(cost $23,452,545)		24,873,981
CORPORATE BONDS: 26.6%
Aerospace & Defense: 0.4%
1,965,000	Moog, Inc., 7.250%, 6/15/18	2,048,513
1,000,000	Triumph Group, Inc., 8.000%, 11/15/17	1,052,500
		3,101,013
Airlines: 0.6%
4,000,000	American Airlines, Inc., 7.500%, 3/15/16 - *144A @	4,760,000
Automotive: 0.2%
1,750,000	DriveTime Automotive Group, Inc., 12.625%, 6/15/17	1,951,250
Automotive Parts: 0.5%
3,965,000	TRW Automotive, Inc., 8.875%, 12/1/17 - 144A	4,188,071
Business Services: 0.6%
4,341,000	Iron Mountain, Inc., 8.375%, 8/15/21	4,688,280
Coal Producers: 0.5%
4,036,000	CONSOL Energy, Inc., 8.000%, 4/1/17	4,308,430
Consumer Goods: 3.4%
1,639,000	Fifth & Pacific Companies, Inc., 10.500%, 4/15/19	1,794,705
975,000	Hanesbrands, Inc., 8.000%, 12/15/16	1,029,854
6,787,000	Pilgrim's Pride Corp., 7.875%, 12/15/18	7,414,797
9,151,000	The Scotts Miracle-Gro Co., 7.250%, 1/15/18	9,619,989
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,202,280
		28,061,625
Entertainment: 0.3%
2,538,000	Regal Cinemas Corp., 8.625%, 7/15/19	2,766,420
Financial Services: 0.7%
483,000	Cardtronics, Inc., 8.250%, 9/1/18	524,055
4,751,000	National Money Mart Co., 10.375%, 12/15/16#	5,000,427
		5,524,482
Government Services: 0.1%
1,029,000	ManTech International Corp., 7.250%, 4/15/18	1,098,458
Healthcare: 2.3%
5,690,000	Acadia Healthcare Co., Inc., 12.875%, 11/1/18	6,884,900
726,000	HealthSouth Corp., 8.125%, 2/15/20	794,063
10,616,000	Valeant Pharmaceuticals International, Inc., 6.500%, 7/15/16 - 144A	11,040,640
		18,719,603
Homebuilding: 1.3%
8,260,000	Lennar Corp., 12.250%, 6/1/17	10,572,800
Hotels & Resorts: 0.1%
1,070,000	Host Hotels & Resorts LP, 6.750%, 6/1/16	1,085,537
Information Technology Services: 1.9%
14,816,000	iGATE Corp., 9.000%, 5/1/16	15,964,240
Internet Software & Services: 0.8%
5,000,000	Bankrate, Inc., 6.125%, 8/15/18 - 144A	5,012,500
1,711,000	j2 Global, Inc., 8.000%, 8/1/20	1,847,880
		6,860,380
Management Consulting: 0.7%
5,533,000	FTI Consulting, Inc., 6.750%, 10/1/20	5,878,812
Oil & Gas Equipment & Services: 1.1%
1,092,000	CGG, 9.500%, 5/15/16#	1,153,425
8,022,000	CGG, 7.750%, 5/15/17#	8,272,687
		9,426,112
Oil & Gas Exploration & Production: 8.1%
9,472,000	EPL Oil & Gas, Inc., 8.250%, 2/15/18	10,040,320
5,134,000	McMoRan Exploration Co., 11.875%, 11/15/14	5,194,807
951,000	Newfield Exploration Co., 7.125%, 5/15/18	991,418
3,750,000	Petrohawk Energy Corp., 10.500%, 8/1/14	3,884,250
5,250,000	PetroQuest Energy, Inc., 10.000%, 9/1/17 - 144A	5,381,250
15,667,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	16,058,675
18,820,000	Rosetta Resources, Inc., 9.500%, 4/15/18	20,372,650
5,000,000	Stone Energy Corp., 8.625%, 2/1/17	5,312,500
		67,235,870
Publishing: 0.1%
817,000	Gannett Co, Inc., 9.375%, 11/15/17	863,977
Real Estate: 0.5%
3,363,000	Realogy Group LLC, 7.875%, 2/15/19 - 144A	3,690,893
Retail: 0.8%
2,284,000	CDW LLC/CDW Finance Corp., 12.535%, 10/12/17	2,386,780
1,763,000	Rite Aid Corp., 10.250%, 10/15/19	1,992,190
2,300,000	Rite Aid Corp., 8.000%, 8/15/20	2,581,750
		6,960,720
Security Services: 0.4%
3,000,000	Interface Security Systems Holdings, Inc., 9.250%, 1/15/18 - 144A	3,112,500
Telecommunications: 1.1%
2,637,000	Avaya, Inc., 10.125%, 11/1/15	2,637,000
848,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17	899,940
2,651,000	Earthlink, Inc., 8.875%, 5/15/19	2,564,842
250,000	Earthlink, Inc., 7.375%, 6/1/20 - 144A	245,000
2,368,000	Level 3 Financing, Inc., 10.000%, 2/1/18	2,545,600
54,000	Videotron, Ltd., 9.125%, 4/15/18#	56,903
		8,949,285
Trucking: 0.1%
422,000	Swift Services Holdings, Inc., 10.000%, 11/15/18	470,530
TOTAL CORPORATE BONDS
(cost $219,081,505)		220,239,288
SHORT-TERM INVESTMENTS: 21.8%
Money Market Instruments^
36,900,000	AIM Liquid Assets, 0.070%	36,900,000
30,626,184	AIM STIC Prime Portfolio, 0.020%	30,626,184
30,000,000	Fidelity Money Market Portfolio, 0.040%	30,000,000
30,000,000	First American Government Obligations, Class Z, 0.010%	30,000,000
30,000,000	First American Prime Obligations, Class Z, 0.020%	30,000,000
23,018,923	The Treasury Portfolio, 0.020%	23,018,923
TOTAL SHORT-TERM INVESTMENTS
(cost $180,545,107)		180,545,107
TOTAL INVESTMENTS IN SECURITIES
(cost $683,077,047): 100.0%		828,045,720
Other Assets and Liabilities 0.0%		49,705
NET ASSETS: 100.0%		$828,095,425

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the nine months ended September 30, 2013 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Michael Baker Corp.	$16,417,839	$-	$735,504	$15,682,335	$335,530	626,243	$25,344,054
Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	106,035	589,083	5,649,306

#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2013, the value of  these investments was $37,430,854, or 4.5% of total net assets.

@	Security is in default.
^	Rate shown is the 7-day effective yield at September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of Investments	$691,684,089
Gross unrealized appreciation	144,943,057
Gross unrealized depreciation	(8,581,426)
Net unrealized appreciation	$136,361,631

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2013:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stocks	$401,885,355	$-	$-	$401,885,355
Preferred Stocks	501,989	-	-	501,989
Convertible Bonds	-	24,873,981	-	24,873,981
Corporate Bonds	-	220,239,288	-	220,239,288
Short-Term Investments	180,545,107	-	-	180,545,107

Total	$582,932,451	$245,113,269	$-	$828,045,720

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2013, the Fund recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
 Charles vK. Carlson, Chief Executive Officer

Date   11/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
   Charles vK. Carlson, Chief Executive Officer

Date   11/4/13

By (Signature and Title)* /s/ Michael J. Fusting
   Michael J. Fusting, Chief Financial Officer

Date   11/4/13

* Print the name and title of each signing officer under his or her signature.